3. Summary of Significant Accounting Policies (Details Narrative) (Sept 2020 Note) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Net loss	$ (438,360)	$ (950,099)	$ (1,988,333)	$ (1,905,117)	$ (3,175,543)	$ (2,024,664)
Cash flow from operating activities			(1,725,512)	(1,126,531)	(1,697,771)	(1,411,703)
Accumulated deficit	(9,167,334)		(9,167,334)		(7,179,001)	(4,003,458)
Cash equivalents	0		0		0	0
Allowance for doutful accounts	29,539		29,539		22,612	0
Inventory reserve	67,561		67,561		71,414	53,501
Impairment of long-lived assets			0	0
Goodwill impairment			0	$ 0	458,490	0
Deferred tax assets or liabilities	0		0		0	0
Uncertain tax positions	$ 0		$ 0		$ 0	$ 0